Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	$ 4,995	$ 5,154
Expenses of interest on capital	1,262	1,511
Proceeding related to income tax paid abroad	427	512
Goodwill amortization	805	796
Payments to Renova Foundation	652	703
Other	415	468
Total not recorded on statement of financial position	8,556	9,144
UTPs recorded as part of the taxes payable liability on statement of financial position
Deduction of CSLL in Brazil	154	183
Total recorded on statement of financial position	154	183
Assessed [Member]
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	3,387	2,144
Expenses of interest on capital	1,262	1,511
Proceeding related to income tax paid abroad	427	512
Goodwill amortization	743	606
Payments to Renova Foundation	301	167
Other	415	468
Total not recorded on statement of financial position	6,535	5,408
UTPs recorded as part of the taxes payable liability on statement of financial position
Deduction of CSLL in Brazil	154	183
Total recorded on statement of financial position	154	183
Not In Dispute [Member]
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	1,608	3,010
Expenses of interest on capital
Proceeding related to income tax paid abroad
Goodwill amortization	62	190
Payments to Renova Foundation	351	536
Other
Total not recorded on statement of financial position	2,021	3,736
UTPs recorded as part of the taxes payable liability on statement of financial position
Deduction of CSLL in Brazil
Total recorded on statement of financial position